ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and related	$ 5,656	$ 5,733
Accrued vacation	4,269	3,469
Accrued VAT	3,506	2,370
Current portion of liability to United States Department of Labor (see Note 10)	179	165
Accrued agency fees	458
Other	2,665	1,565
Total accrued expenses and other current liabilities	$ 16,733	$ 13,302